American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
October 31, 2019

Multi-Asset Income - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 50.0%
Emerging Markets Debt Fund R6 Class	811,765	8,491,059
Equity Income Fund R6 Class	426,270	3,951,522
International Value Fund R6 Class	563,213	4,235,363
NT High Income Fund G Class	1,419,221	13,638,715
Utilities Fund Investor Class	36	691
TOTAL AFFILIATED FUNDS (Cost $29,886,867)		30,317,350
COMMON STOCKS — 21.7%
Auto Components†
Hyundai Mobis Co. Ltd.	57	9,963
Automobiles†
Kia Motors Corp.	763	27,756
Banks — 1.6%
Absa Group Ltd.	900	9,222
Agricultural Bank of China Ltd., H Shares	48,000	19,765
AMMB Holdings Bhd	24,900	23,744
Banco de Chile ADR	1,000	25,680
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	4,800	31,968
Bank Mandiri Persero Tbk PT	40,400	20,164
Bank Negara Indonesia Persero Tbk PT	36,400	19,846
Bank of China Ltd., H Shares	93,000	37,904
Bank of Communications Co. Ltd., H Shares	66,000	45,077
China CITIC Bank Corp. Ltd., H Shares	26,000	15,029
China Construction Bank Corp., H Shares	194,000	156,001
China Merchants Bank Co. Ltd., H Shares	3,500	16,593
CIMB Group Holdings Bhd	17,200	21,593
Dubai Islamic Bank PJSC	6,402	9,224
E.Sun Financial Holding Co. Ltd.	23,782	21,471
Grupo Financiero Banorte SAB de CV	8,700	47,569
Hana Financial Group, Inc.	1,658	47,763
Hong Leong Financial Group Bhd	1,900	7,913
Industrial & Commercial Bank of China Ltd., H Shares	144,000	103,498
Itau Unibanco Holding SA ADR	4,500	40,635
Mega Financial Holding Co. Ltd.	15,000	14,696
Nedbank Group Ltd.	1,859	28,186
Qatar National Bank QPSC	6,140	32,376
RHB Bank Bhd	20,000	27,500
Shinhan Financial Group Co. Ltd.	421	15,317
SinoPac Financial Holdings Co. Ltd.	50,000	20,507
Standard Bank Group Ltd.	4,538	52,084
Taiwan Business Bank	67,950	28,644
Woori Financial Group, Inc.	2,871	28,873
		968,842

Beverages — 0.1%
Kweichow Moutai Co. Ltd., A Shares	100	16,720
Tsingtao Brewery Co. Ltd., H Shares	4,000	23,150
		39,870
Capital Markets — 0.1%
Investec Ltd.	4,617	26,298
Yuanta Financial Holding Co. Ltd.	26,000	16,262
		42,560
Chemicals — 0.1%
Kumho Petrochemical Co. Ltd.	532	31,961
Petronas Chemicals Group Bhd	12,400	22,123
		54,084
Construction and Engineering — 0.1%
Daelim Industrial Co. Ltd.	374	29,105
Samsung Engineering Co. Ltd.(2)	2,551	38,713
Sinopec Engineering Group Co. Ltd., H Shares	23,000	13,158
		80,976
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	4,000	23,807
Asia Cement Corp.	27,000	38,096
China National Building Material Co. Ltd., H Shares	24,000	20,086
China Resources Cement Holdings Ltd.	28,000	30,625
Taiwan Cement Corp.	32,103	42,511
		155,125
Diversified Financial Services†
FirstRand Ltd.	3,132	13,531
Diversified Telecommunication Services — 0.1%
China Unicom Hong Kong Ltd.	40,000	39,593
Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA	1,100	10,889
Cia Energetica de Minas Gerais ADR	9,700	32,592
Edison International	1,966	123,661
Enel Americas SA ADR	1,400	13,384
Eversource Energy	1,676	140,348
Pinnacle West Capital Corp.	1,503	141,462
Xcel Energy, Inc.	2,209	140,294
		602,630
Electronic Equipment, Instruments and Components — 0.1%
Hon Hai Precision Industry Co. Ltd.	8,400	22,106
Yageo Corp.	1,000	10,256
Zhen Ding Technology Holding Ltd.	8,000	37,670
		70,032
Equity Real Estate Investment Trusts (REITs) — 6.5%
Brixmor Property Group, Inc.	7,287	160,460
Community Healthcare Trust, Inc.	4,333	209,804
Essential Properties Realty Trust, Inc.	18,718	480,304
Fortress REIT Ltd., A Shares	11,838	16,463
Gaming and Leisure Properties, Inc.	8,048	324,817
Granite Real Estate Investment Trust	6,893	341,327
Healthpeak Properties, Inc.	8,626	324,510

Northview Apartment Real Estate Investment Trust	11,841	259,457
Omega Healthcare Investors, Inc.	4,523	199,193
Realty Income Corp.	1,909	156,137
Spirit Realty Capital, Inc.	7,685	383,020
STAG Industrial, Inc.	11,024	342,185
VEREIT, Inc.	20,226	199,024
VICI Properties, Inc.	15,250	359,138
Welltower, Inc.	2,185	198,158
		3,953,997
Food Products — 0.2%
JBS SA	4,600	32,448
Standard Foods Corp.	14,000	28,204
Uni-President China Holdings Ltd.	30,000	30,991
Uni-President Enterprises Corp.	7,000	17,271
		108,914
Gas Utilities — 0.5%
Atmos Energy Corp.	779	87,622
Kunlun Energy Co. Ltd.	48,000	44,646
ONE Gas, Inc.	817	75,851
Spire, Inc.	987	82,967
		291,086
Hotels, Restaurants and Leisure — 0.1%
Yum China Holdings, Inc.	730	31,025
Household Durables†
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,100	9,087
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	23,200	46,613
Independent Power and Renewable Electricity Producers — 0.1%
Aboitiz Power Corp.	38,000	29,957
Insurance — 0.5%
China Pacific Insurance Group Co. Ltd., H Shares	12,000	43,253
IRB Brasil Resseguros S/A	2,200	20,670
Momentum Metropolitan Holdings	24,905	33,332
New China Life Insurance Co. Ltd., H Shares	2,200	8,487
Ping An Insurance Group Co. of China Ltd., H Shares	11,500	131,795
Powszechny Zaklad Ubezpieczen SA	4,286	41,468
Samsung Fire & Marine Insurance Co. Ltd.	42	7,783
		286,788
Interactive Media and Services†
Tencent Holdings Ltd.	600	24,466
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd. ADR(2)	150	26,500
IT Services — 0.1%
Infosys Ltd. ADR	5,300	51,133
Machinery — 0.2%
Sany Heavy Industry Co. Ltd., A Shares	8,700	16,515
Sinotruk Hong Kong Ltd.	21,500	32,360
Weichai Power Co. Ltd., A Shares	7,800	12,661
Weichai Power Co. Ltd., H Shares	27,000	42,347
		103,883

Marine†
MISC Bhd	8,000	15,933
Media†
Cheil Worldwide, Inc.	700	14,884
Metals and Mining — 0.2%
Cia Siderurgica Nacional SA ADR	7,500	21,900
Grupo Mexico SAB de CV, Series B	9,800	25,875
Korea Zinc Co. Ltd.	74	27,569
Kumba Iron Ore Ltd.	1,128	27,470
POSCO	50	9,017
Vale SA ADR(2)	2,300	27,002
		138,833
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Blackstone Mortgage Trust, Inc., Class A	9,953	361,294
PennyMac Mortgage Investment Trust	15,020	343,808
Starwood Property Trust, Inc.	18,317	450,598
TPG RE Finance Trust, Inc.	16,800	339,864
		1,495,564
Multi-Utilities — 0.6%
Ameren Corp.	1,752	136,130
NorthWestern Corp.	1,621	117,555
WEC Energy Group, Inc.	1,339	126,402
		380,087
Oil, Gas and Consumable Fuels — 4.9%
China Shenhua Energy Co. Ltd., H Shares	15,000	30,470
CNOOC Ltd.	50,000	74,205
Ecopetrol SA ADR	1,200	21,900
Energy Transfer LP	22,483	283,061
Enterprise Products Partners LP	22,674	590,204
EQM Midstream Partners LP	5,242	156,631
Gazprom PJSC ADR	7,533	60,391
Grupa Lotos SA	1,183	29,570
GS Holdings Corp.	759	32,238
Hess Midstream Partners LP	10,515	224,075
LUKOIL PJSC ADR	472	43,471
MOL Hungarian Oil & Gas plc	2,326	22,998
MPLX LP	9,643	254,286
Noble Midstream Partners LP	7,732	186,496
Petroleo Brasileiro SA ADR	2,190	33,047
Phillips 66 Partners LP	4,705	262,963
Plains All American Pipeline LP	16,954	307,376
Reliance Industries Ltd. GDR	2,509	103,078
Shell Midstream Partners LP	11,904	244,270
Yanzhou Coal Mining Co. Ltd., H Shares	20,000	20,296
		2,981,026
Paper and Forest Products†
Lee & Man Paper Manufacturing Ltd.	27,000	15,019
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	51	32,363

Pharmaceuticals — 0.1%
Dr Reddy's Laboratories Ltd. ADR	500	19,575
Sino Biopharmaceutical Ltd.	11,000	16,272
		35,847
Real Estate Management and Development — 0.7%
BR Malls Participacoes SA	10,400	39,624
China Vanke Co. Ltd., H Shares	4,800	17,523
CIFI Holdings Group Co. Ltd.	18,000	11,999
Corp. Inmobiliaria Vesta SAB de CV	166,016	279,534
Country Garden Holdings Co. Ltd.	20,000	27,809
Longfor Group Holdings Ltd.	3,500	14,488
Shanghai Industrial Urban Development Group Ltd.	8,000	999
Shui On Land Ltd.	65,500	13,134
Sunac China Holdings Ltd.	3,000	13,529
		418,639
Semiconductors and Semiconductor Equipment — 0.2%
Nanya Technology Corp.	14,000	32,033
Powertech Technology, Inc.	5,000	15,735
SK Hynix, Inc.	353	24,796
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	600	30,978
		103,542
Specialty Retail†
Petrobras Distribuidora SA	2,600	18,412
Technology Hardware, Storage and Peripherals — 0.4%
Lite-On Technology Corp.	24,000	39,510
Samsung Electronics Co. Ltd.	3,482	150,496
Samsung Electronics Co. Ltd. Preference Shares	913	31,981
Wistron Corp.	17,000	15,577
		237,564
Textiles, Apparel and Luxury Goods†
Fila Korea Ltd.	252	12,452
Trading Companies and Distributors†
Posco International Corp.	1,073	16,718
Transportation Infrastructure — 0.1%
International Container Terminal Services, Inc.	13,200	30,759
Westports Holdings Bhd	31,200	31,951
		62,710
Water Utilities†
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,700	23,018
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	6,000	48,699
DiGi.Com Bhd	2,500	2,810
Globe Telecom, Inc.	900	32,361
		83,870
TOTAL COMMON STOCKS (Cost $12,096,880)		13,154,892
PREFERRED STOCKS — 10.4%
Banks — 5.8%
Bank of America Corp., 5.20%	33,000	34,426
Bank of America Corp., 5.875%	108,000	118,838

Bank of America Corp., 6.50%	418,000	474,257
Citigroup, Inc., 5.00%	15,000	15,534
Citigroup, Inc., 5.95%	49,000	51,905
JPMorgan Chase & Co., 5.00%	176,000	182,975
JPMorgan Chase & Co., 5.15%	75,000	77,772
JPMorgan Chase & Co., 6.10%	186,000	204,328
PNC Capital Trust C, 2.70%	679,000	645,258
SunTrust Banks, Inc., 5.125%	741,000	757,413
U.S. Bancorp, 5.30%	162,000	174,506
U.S. Bancorp, 6.50%	14,718	402,684
Wells Fargo & Co., 5.89%	354,000	358,868
		3,498,764
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The), 4.95%	260,000	262,660
Charles Schwab Corp. (The), 5.00%	675,000	692,901
		955,561
Diversified Financial Services — 0.1%
Voya Financial, Inc., 6.125%	60,000	64,168
Electric Utilities — 1.6%
Duke Energy Corp., 4.875%	461,000	487,104
NextEra Energy Capital Holdings, Inc., 5.25%	4,064	110,460
SCE Trust II, 5.10%	16,280	370,207
		967,771
Equity Real Estate Investment Trusts (REITs) — 0.8%
Public Storage, 5.40%	10,691	276,897
Public Storage, 5.60%	7,069	195,599
SITE Centers Corp., 6.25%	500	12,835
		485,331
Insurance†
Progressive Corp. (The), 5.375%	17,000	17,787
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp., 8.00%	9,698	255,542
Oil, Gas and Consumable Fuels — 0.1%
Plains All American Pipeline LP, 6.125%	68,000	63,513
TOTAL PREFERRED STOCKS (Cost $6,018,269)		6,308,437
CONVERTIBLE PREFERRED STOCKS — 3.2%
Banks — 0.7%
Bank of America Corp., 7.25%	135	204,740
Wells Fargo & Co., 7.50%	156	235,482
		440,222
Chemicals — 0.3%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,258	152,377
Electric Utilities — 0.2%
NextEra Energy, Inc., 4.87%, 9/1/22	2,701	137,373
Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp., 6.875%, 8/1/20	201	250,383
QTS Realty Trust, Inc., 6.50%	3,809	477,801
		728,184

Health Care Equipment and Supplies — 0.6%
Becton Dickinson & Co., 6.125%, 5/1/20		4,048	249,680
Danaher Corp., 4.75%, 4/15/22		87	96,598
			346,278
Machinery — 0.2%
Stanley Black & Decker, Inc., 5.375%, 5/15/20		1,382	140,881
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,764,807)			1,945,315
CORPORATE BONDS — 2.4%
Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/8/26		45,000	45,292
Banks — 0.4%
Bank of America Corp., MTN, 4.00%, 1/22/25		60,000	64,099
Citigroup, Inc., 4.45%, 9/29/27		40,000	44,077
JPMorgan Chase & Co., 3.875%, 9/10/24		60,000	64,163
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	58,581
			230,920
Biotechnology — 0.1%
Amgen, Inc., 4.66%, 6/15/51		40,000	46,375
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 3.625%, 2/20/24		60,000	63,081
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28		40,000	42,575
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23		20,000	20,575
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 3.80%, 2/15/27		50,000	53,585
Electric Utilities — 0.1%
Exelon Generation Co. LLC, 5.60%, 6/15/42		50,000	58,567
Electronic Equipment, Instruments and Components†
Vishay Intertechnology, Inc., 2.25%, 6/15/25		19,000	18,769
Equity Real Estate Investment Trusts (REITs)†
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		25,000	26,688
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	13,017
Health Care Providers and Services — 0.2%
Cigna Corp., 4.50%, 2/25/26(3)		$50,000	54,461
DaVita, Inc., 5.125%, 7/15/24		35,000	35,815
HCA, Inc., 5.00%, 3/15/24		20,000	21,838
			112,114
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)		35,000	37,013
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25		35,000	37,625
Insurance — 0.1%
Prudential Financial, Inc., 3.94%, 12/7/49		50,000	54,692
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		60,000	66,240
Comcast Corp., 4.75%, 3/1/44		25,000	30,429

CSC Holdings LLC, 6.75%, 11/15/21	5,000	5,400
		102,069
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21	20,000	20,750
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	29,599
Sempra Energy, 3.25%, 6/15/27	50,000	50,996
		80,595
Oil, Gas and Consumable Fuels — 0.3%
Continental Resources, Inc., 4.375%, 1/15/28	50,000	51,608
Energy Transfer Operating LP, 4.25%, 3/15/23	60,000	62,945
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	35,000	43,305
MPLX LP, 4.875%, 12/1/24	47,000	51,231
		209,089
Pharmaceuticals — 0.1%
Allergan Funding SCS, 4.55%, 3/15/35	40,000	42,925
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41	20,000	28,395
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)	13,000	13,216
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	40,000	45,684
		58,900
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	50,000	54,842
Wireless Telecommunication Services†
Sprint Communications, Inc., 6.00%, 11/15/22	20,000	21,200
TOTAL CORPORATE BONDS (Cost $1,404,143)		1,479,653
EXCHANGE-TRADED FUNDS — 1.5%
Alerian MLP ETF	51,294	438,051
iShares China Large-Cap ETF	880	36,212
iShares MSCI China A ETF	700	19,957
iShares MSCI Emerging Markets ETF	1,000	42,580
iShares MSCI India ETF	6,090	211,018
iShares MSCI Russia ETF	1,550	64,666
iShares MSCI Thailand ETF	750	65,993
TOTAL EXCHANGE-TRADED FUNDS (Cost $911,070)		878,477
CONVERTIBLE BONDS — 1.0%
Air Freight and Logistics†
Air Transport Services Group, Inc., 1.125%, 10/15/24	19,000	17,465
Airlines — 0.2%
UBS AG, (convertible into Southwest Airlines Co.), 4.25%, 2/6/20(3)(4)	1,748	92,897
Diversified Financial Services — 0.1%
Credit Suisse AG, (convertible into Berkshire Hathaway, Inc., Class B), 1.50%, 12/5/19(3)(4)	138	28,421
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 1.30%, 2/11/20(3)(4)	40	8,236
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 0.90%, 1/23/20(3)(4)	72	15,578
		52,235
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	54,000	56,093

Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 1.625%, 2/15/27	179,000	234,774
Teradyne, Inc., 1.25%, 12/15/23	43,000	85,576
		320,350
Software†
Palo Alto Networks, Inc., 0.75%, 7/1/23	14,000	15,470
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24	9,000	8,580
Textiles, Apparel and Luxury Goods†
UBS AG, (convertible into Ralph Lauren Corp.), 8.65%, 1/23/20(3)(4)	116	11,191
TOTAL CONVERTIBLE BONDS (Cost $487,054)		574,281
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.29%, 2/25/35	11,552	11,854
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	2,949	2,953
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.47%, 7/25/37	1,138	1,119
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	3,929	4,240
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	12,100	12,312
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	4,498	4,664
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	15,613	16,116
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	6,556	7,047
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.44%, 9/25/35	14,096	14,589
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	9,237	9,538
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.41%, 7/25/35	4,526	4,606
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	4,459	4,509
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.24%, 8/25/35	3,256	3,231
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	226	233
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.71%, 11/21/34	14,051	14,538
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	34,911	35,283
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.52%, 7/25/36	19,069	18,600
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.43%, 3/25/35	6,705	6,704
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.26%, 8/25/35	3,057	3,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.97%, 2/25/34	6,595	6,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	55,307	57,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	12,503	12,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.08%, 4/25/35	2,022	2,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	2,821	2,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	7,459	7,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	4,071	4,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	15,438	15,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.56%, 10/25/36	8,193	8,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	17,557	17,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	6,999	7,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	11,538	11,663
		329,037
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.07%, (1-month LIBOR plus 3.25%), 5/25/25	50,000	52,285
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.02%, (1-month LIBOR plus 1.20%), 10/25/29	30,002	30,103

FHLMC, Series 2019-DNA1, Class M1, VRN, 2.72%, (1-month LIBOR plus 0.90%), 1/25/49(3)	31,671	31,701
FNMA, Series 2014-C02, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	18,951	19,717
FNMA, Series 2016-C03, Class 2M2, VRN, 7.72%, (1-month LIBOR plus 5.90%), 10/25/28	4,053	4,380
		138,186
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $455,494)		467,223
ASSET-BACKED SECURITIES — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,224
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	11,878	11,884
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	17,071	17,027
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	4,490	4,511
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(3)	44,905	45,238
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.74%, (1-month LIBOR plus 0.85%), 12/17/36(3)	23,473	23,472
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.04%, (1-month LIBOR plus 1.15%), 12/17/36(3)	25,000	25,058
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.14%, (1-month LIBOR plus 1.25%), 3/17/37(3)	25,000	24,974
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(3)	50,000	49,987
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	16,322	16,310
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	23,802	23,832
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,909	25,077
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	25,148
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	2,470	2,499
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	2,525	2,524
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	5,854	5,851
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	7,048	7,060
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	1,763	1,762
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	16,347	16,347
TOTAL ASSET-BACKED SECURITIES (Cost $352,459)		353,785
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	10,000	10,781
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	35,000	38,662
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	26,475
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	26,102
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	26,767
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,924
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	26,446
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	25,872
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(3)	10,000	10,369
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	25,000	26,476
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	21,314
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	26,018
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	25,843
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	26,412
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $322,366)		333,461
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Notes, 2.375%, 2/29/24 (Cost $199,056)	200,000	207,133
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(3)	25,000	24,410
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 2.96%, (3-month LIBOR plus 0.97%), 4/15/31(3)	50,000	49,453

Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(3)	25,000	24,700
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(3)	35,000	34,363
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $134,654)		132,926
TEMPORARY CASH INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,046,593	4,046,593
U.S. Treasury Bills, 2.37%, 11/29/19(5)(6)	300,000	299,655
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,346,054)		4,346,248
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $58,379,173)		60,499,181
OTHER ASSETS AND LIABILITIES — 0.1%		84,530
TOTAL NET ASSETS — 100.0%		$60,583,711

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	69,577	USD	47,242	UBS AG	12/18/19	$777
AUD	639,767	USD	439,961	UBS AG	12/18/19	1,581
USD	29,178	AUD	42,788	UBS AG	12/18/19	(353)
USD	148,677	AUD	219,751	UBS AG	12/18/19	(2,987)
BRL	194,617	USD	46,652	Goldman Sachs & Co.	12/18/19	1,750
BRL	1,796,036	USD	440,075	Goldman Sachs & Co.	12/18/19	6,606
USD	29,059	BRL	120,745	Goldman Sachs & Co.	12/18/19	(970)
CHF	13,545	USD	13,743	UBS AG	12/18/19	35
CHF	146,111	USD	148,941	UBS AG	12/18/19	(314)
USD	10,748	CHF	10,596	UBS AG	12/18/19	(30)
USD	150,073	CHF	149,060	UBS AG	12/18/19	(1,554)
CLP	109,282,969	USD	151,351	Goldman Sachs & Co.	12/18/19	(3,831)
CLP	7,797,732	USD	10,906	Goldman Sachs & Co.	12/18/19	(380)
USD	147,634	CLP	105,372,123	Goldman Sachs & Co.	12/18/19	5,393
USD	16,195	CLP	11,708,578	Goldman Sachs & Co.	12/18/19	390
COP	56,549,084	USD	16,260	Goldman Sachs & Co.	12/18/19	444
COP	498,926,659	USD	147,361	Goldman Sachs & Co.	12/18/19	21
USD	11,380	COP	38,584,482	Goldman Sachs & Co.	12/18/19	(17)
USD	152,550	COP	516,891,261	Goldman Sachs & Co.	12/18/19	(139)
CZK	341,991	USD	14,500	UBS AG	12/18/19	455
CZK	6,638,938	USD	282,232	UBS AG	12/18/19	8,097
USD	150,891	CZK	3,543,297	UBS AG	12/18/19	(4,061)
USD	11,206	CZK	262,292	UBS AG	12/18/19	(264)
USD	135,122	CZK	3,175,340	UBS AG	12/18/19	(3,739)
EUR	137,101	USD	150,670	JPMorgan Chase Bank N.A.	12/18/19	2,706
EUR	132,550	USD	146,840	JPMorgan Chase Bank N.A.	12/18/19	1,444
EUR	134,863	USD	150,372	JPMorgan Chase Bank N.A.	12/18/19	500
USD	298,248	EUR	267,413	JPMorgan Chase Bank N.A.	12/18/19	(908)
USD	12,762	GBP	10,320	Bank of America N.A.	12/18/19	(626)
HUF	3,121,406	USD	10,426	UBS AG	12/18/19	194
HUF	40,972,824	USD	135,627	UBS AG	12/18/19	3,774
HUF	125,105,952	USD	416,742	UBS AG	12/18/19	8,903
HUF	89,520,579	USD	300,990	UBS AG	12/18/19	3,583
USD	149,902	HUF	45,415,737	UBS AG	12/18/19	(4,615)

USD	147,071	HUF	44,104,497	UBS AG	12/18/19	(2,984)
USD	858,910	HUF	258,720,761	UBS AG	12/18/19	(21,330)
USD	179,412	HUF	53,155,198	UBS AG	12/18/19	(1,437)
ILS	525,194	USD	149,140	UBS AG	12/18/19	202
ILS	18,214	USD	5,212	UBS AG	12/18/19	(33)
USD	141,618	ILS	498,608	UBS AG	12/18/19	(165)
USD	12,917	ILS	44,800	UBS AG	12/18/19	178
INR	21,171,359	USD	295,834	Goldman Sachs & Co.	12/18/19	532
USD	296,331	INR	21,171,359	Goldman Sachs & Co.	12/18/19	(35)
JPY	16,171,296	USD	152,014	Bank of America N.A.	12/18/19	(1,844)
JPY	1,108,619	USD	10,324	Bank of America N.A.	12/18/19	(29)
USD	147,575	JPY	15,842,493	Bank of America N.A.	12/18/19	458
USD	13,357	JPY	1,437,422	Bank of America N.A.	12/18/19	9
MXN	507,150	USD	25,525	Morgan Stanley	12/18/19	662
MXN	4,604,471	USD	231,739	Morgan Stanley	12/18/19	6,020
USD	19,676	MXN	387,004	Morgan Stanley	12/18/19	(307)
USD	155,999	MXN	2,996,353	Morgan Stanley	12/18/19	1,278
MYR	1,253,737	USD	299,650	Goldman Sachs & Co.	12/18/19	1,210
NOK	733,471	USD	80,971	Goldman Sachs & Co.	12/18/19	(1,188)
NOK	1,348,139	USD	148,045	Goldman Sachs & Co.	12/18/19	(1,402)
NOK	1,863,859	USD	201,912	Goldman Sachs & Co.	12/18/19	828
NOK	1,353,751	USD	148,504	Goldman Sachs & Co.	12/18/19	(1,251)
NOK	7,701,919	USD	859,522	Goldman Sachs & Co.	12/18/19	(21,750)
USD	123,749	NOK	1,107,681	Goldman Sachs & Co.	12/18/19	3,261
USD	57,657	NOK	516,353	Goldman Sachs & Co.	12/18/19	1,491
USD	148,003	NOK	1,342,573	Goldman Sachs & Co.	12/18/19	1,966
USD	156,705	NOK	1,427,207	Goldman Sachs & Co.	12/18/19	1,462
NZD	238,239	USD	150,330	UBS AG	12/18/19	2,540
NZD	38,255	USD	24,180	UBS AG	12/18/19	367
NZD	428,086	USD	269,682	UBS AG	12/18/19	5,006
USD	439,468	NZD	683,423	UBS AG	12/18/19	938
USD	13,370	NZD	21,157	UBS AG	12/18/19	(206)
PEN	1,572,947	USD	468,865	Goldman Sachs & Co.	12/18/19	794
PEN	664,569	USD	198,468	Goldman Sachs & Co.	12/18/19	(37)
PEN	406,182	USD	120,618	Goldman Sachs & Co.	12/18/19	662
PEN	486,898	USD	143,751	Goldman Sachs & Co.	12/18/19	1,630
PEN	25,102	USD	7,531	Goldman Sachs & Co.	12/18/19	(36)
USD	1,601,205	PEN	5,355,069	Goldman Sachs & Co.	12/18/19	2,262
USD	24,304	PEN	81,485	Goldman Sachs & Co.	12/18/19	(27)
USD	162,309	PEN	551,476	Goldman Sachs & Co.	12/18/19	(2,354)
USD	148,909	PHP	7,755,938	Goldman Sachs & Co.	12/18/19	(3,599)
USD	147,149	PHP	7,637,173	Goldman Sachs & Co.	12/18/19	(3,024)
PLN	598,094	USD	149,550	Goldman Sachs & Co.	12/18/19	7,042
PLN	610,017	USD	152,569	Goldman Sachs & Co.	12/18/19	7,144
PLN	599,237	USD	152,210	Goldman Sachs & Co.	12/18/19	4,680
PLN	137,701	USD	35,107	Goldman Sachs & Co.	12/18/19	946
PLN	1,074,148	USD	269,859	Goldman Sachs & Co.	12/18/19	11,372
USD	440,174	PLN	1,740,844	Goldman Sachs & Co.	12/18/19	(15,610)
USD	275,581	PLN	1,100,355	Goldman Sachs & Co.	12/18/19	(12,511)
USD	44,535	PLN	177,998	Goldman Sachs & Co.	12/18/19	(2,068)

RUB	19,221,101	USD	290,404	Goldman Sachs & Co.	12/18/19	7,507
USD	27,060	RUB	1,747,373	Goldman Sachs & Co.	12/18/19	(23)
USD	271,498	RUB	17,473,728	Goldman Sachs & Co.	12/18/19	670
SEK	1,459,775	USD	149,645	Bank of America N.A.	12/18/19	1,926
THB	4,714,311	USD	155,624	Goldman Sachs & Co.	12/18/19	576
THB	667,326	USD	21,864	Goldman Sachs & Co.	12/18/19	246
USD	361,514	THB	11,051,491	Goldman Sachs & Co.	12/18/19	(4,655)
USD	36,315	THB	1,111,648	Goldman Sachs & Co.	12/18/19	(517)
ZAR	2,256,125	USD	150,619	UBS AG	12/18/19	(2,188)
USD	147,244	ZAR	2,256,125	UBS AG	12/18/19	(1,188)
						$(4,068)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	December 2019	$100,000	$142,109	$(2,690)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	80	December 2019	$8,000,000	$10,423,750	$127,320

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$297,000	$18,915	$5,191	$24,106
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$100,000	2,106	314	2,420
					$21,021	$5,505	$26,526

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $978,828, which represented 1.6% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $156,323, which represented 0.3% of total net assets.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $124,842.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	30,317,350	—	—
Common Stocks	8,944,305	4,210,587	—
Preferred Stocks	1,624,224	4,684,213	—
Convertible Preferred Stocks	1,945,315	—	—
Corporate Bonds	—	1,479,653	—
Exchange-Traded Funds	878,477	—	—
Convertible Bonds	—	574,281	—
Collateralized Mortgage Obligations	—	467,223	—
Asset-Backed Securities	—	353,785	—
Commercial Mortgage-Backed Securities	—	333,461	—
U.S. Treasury Securities	—	207,133	—
Collateralized Loan Obligations	—	132,926	—
Temporary Cash Investments	4,046,593	299,655	—
	47,756,264	12,742,917	—
Other Financial Instruments
Futures Contracts	127,320	—	—
Swap Agreements	—	26,526	—
Forward Foreign Currency Exchange Contracts	—	122,518	—
	127,320	149,044	—
Liabilities
Other Financial Instruments
Futures Contracts	2,690	—	—
Forward Foreign Currency Exchange Contracts	—	126,586	—
	2,690	126,586	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$7,653	$1,210	$402	$30	$8,491	812	$3	$82
Equity Income Fund R6 Class	4,198	137	443	59	3,951	426	—	22
International Value Fund R6 Class	4,645	347	874	117	4,235	563	(7)	—
NT High Income Fund G Class	12,679	1,604	584	(60)	13,639	1,419	(25)	202
Utilities Fund Investor Class	588	8	583	(12)	1	—	40	5
	$29,763	$3,306	$2,886	$134	$30,317	3,220	$11	$311

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.